Financial instruments - Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 930,166	$ 846,062
Financial liabilities	2,370,617	2,087,972
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	406,260	523,965
Long-term debt, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,768,853	1,458,286
Cash flow hedges | Derivative instruments | Financial liabilities at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	195,504	105,721
Derivative instruments | Financial assets measured at fair value | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10	327
Cash and cash equivalents | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	416,763	256,077
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	473,980	504,661
Restricted cash included in other assets | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	39,413	18,545
Restricted cash and cash equivalents for vessels under construction included in other assets | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 66,452